Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Summary Reconciliation of Discontinued Operations

A reconciliation of the major classes of line items constituting the loss from discontinued operations, net of income taxes as presented in the consolidated statements of operations for the twelve months ended December 31, 2022 and 2021 is summarized in the table below.

	2022	2021
Revenues	$3,734,000	$1,515,848
Cost of Revenues	1,900,000	933,986
Gross Profit	1,834,000	581,862

Operating Expenses
Selling, general, and administrative expenses	1,515,000	1,032,042
Goodwill and intangible asset impairment expenses	1,224,000	21,722,213

Total operating expenses	2,739,000	22,754,255

Operating Loss from Discontinued Operations	(905,000)	(22,172,393)

Other Income and Expense
Interest income	6,000	-
Gain on disposal of subsidiary	997,000	-
Total other income and expense	1,003,000	-

Net Income Before Income Taxes from discontinued operations	98,000	(22,172,393)
Provision for income tax expenses for discontinued operations	27,976	1,912
Net Income (Loss)	$70,024	$(22,174,305)

Schedule of Major Classes of Assets and Liabilities

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of June 30, 2023 (unaudited) and December 31, 2022:

	June 30, 2023 (Unaudited)	December 31, 2022
Carrying amounts of major classes of assets included as part of discontinued operations:

Current Assets
Cash	$301,000	$648,000
Accounts receivable, net of allowance	69,000	191,000
Prepaid expenses and other current assets	164,000	187,000
Equipment, net	3,000	5,000
Other Assets	-	279,000
Total current assets	$537,000	$1,310,000

	June 30, 2023 (Unaudited)	December 31, 2022
Carrying amounts of major classes of liability included as part of discontinued operations:

Current Liabilities
Accrued expenses	$82,100	$374,879
Contract liabilities	3,000	2,000
Other current liabilities	736,397	838,274
Total current liabilities	$821,497	$1,215,153

Carrying amounts of major classes of assets included as part of discontinued operations:

	December 31, 2022	December 31, 2021
Current Assets
Cash	$648,000	$690,181
Restricted cash	-	1,025,029
Accounts receivable, net of allowance	191,000	137,405
Prepaid expenses and other current assets	187,000	248,594
Equipment, net	5,000
Other assets	279,000
Total current assets	$1,310,000	$2,101,209
Non-current assets
Equipment, net	-	$16,505
Other assets	-	283,632
Intangibles and goodwill	-	1,287,921
Total non-current assets	$-	$1,588,058

Carrying amounts of major classes of liability included as part of discontinued operations

	December 31, 2022	December 31, 2021
Current liabilities
Accrued expenses	$374,879	$1,902,477
Contract liabilities	2,000	896,933
Other current liabilities	838,274	534,323
Total current liabilities	$1,215,153	$3,333,733

Non-current liabilities
Other long-term liabilities	-	365,977
Total liabilities	$1,215,213	$3,699,710

Summary Reconciliation of Discontinued Operations

Summary Reconciliation of Discontinued Operations

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022

Revenues	$-	$936,830	$-	$1,869,830

Cost of Revenues	(1,000)	509,175	7,000	1,044,175

Gross (Loss) Profit	(1,000)	427,655	(7,000)	825,655

Operating Expenses
Selling, general, and administrative expenses	149,000	345,293	278,000	843,293
Goodwill and intangible asset impairment expense	-	1,224,671	-	1,224,671
Total operating expenses	149,000	1,569,964	278,000	2,067,964

Operating Loss	(148,000)	(1,142,309)	(285,000)	(1,242,309)

Other Income and Expense	-	(5,345)	(7,000)	(12,345)
Total other income and expense	-	(5,345)	(7,000)	(12,345)

Loss Before Income Taxes	(148,000)	(1,147,654)	(292,000)	(1,254,654)

Provision for income tax expenses	1,000	-	2,000	1,000

Loss from discontinued operations	$(149,000)	$(1,147,654)	$(294,000)	(1,255,654)